ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2004	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2005
Organization And Summary Of Significant Accounting Policies [Line Items]
Minimum Units Of Limited Partners Beneficial Interest For Sale				250,000
Maximum Units Of Limited Partners Beneficial Interest For Sale				7,000,000
Limited Partners Capital Account Per Units				$ 10
Limited Partners Capital Account Additional Units Registered For Sale	8,500,000
Limited Partners' Capital Account, Units Issued		11,777,706	11,777,706		11,777,706
Limited Partners' Contributed Capital					$ 117,777,060
BOSTON CAPITAL TAX CREDIT FUND V LP [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Limited Liability Company or Limited Partnership, Members or Limited Partners, Ownership Interest		99.75%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		0.25%
Collectibility of Receivables [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Deferred Tax Assets, Valuation Allowance		$ 120,000	$ 120,000